Prepaid Expenses and Other Assets, Current (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development claims receivable	$ 30,791	$ 24,711
Prepayments	7,477	10,206
VAT receivable	3,292	3,124
Lease receivables from terminations	4,480	1,237
Grant income receivable	411	414
Other receivable	257	199
Deferred cost	1,554	3,008
Total prepaid expenses and other current assets	$ 48,262	$ 42,899